Impairment of Non-Current Assetes - Impairment (Charges) Reversals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Period of analyst consensus prices used for economic impairment modeling	4 years
Impairment loss recognised in profit or loss	$ 40,050	$ 27,789
Reversals of impairment	(40,050)	(27,789)
Combined net carrying amount of Manantial Espejo mine and Joaquin and COSE development projects, net of associated closure and decommissioning liabilities	63,600	68,100
Combined estimated recoverable amount	$ 23,500	$ 39,300
Risk adjusted discount rate	9.75%	7.25%